BETTER 10K - CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Notes Receivables from Stockholders	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Dec. 31, 2020	107,634,678
Beginning balance at Dec. 31, 2020	$ 409,688
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of convertible preferred stock warrants (in shares)	1,086,755
Exercise of convertible preferred stock warrants	$ 26,592
Ending balance (in shares) at Dec. 31, 2021	108,721,433
Ending balance at Dec. 31, 2021	$ 436,280
Beginning balance (in shares) at Dec. 31, 2020			81,239,084
Beginning balance at Dec. 31, 2020	49,326	$ 993	$ 8	$ (365)	$ 42,301	$ 7,522	$ 993	$ (140)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			19,433,510
Issuance of common stock	57,062		$ 2		57,060
Repurchase or cancellation of common stock (in shares)			(1,605,435)
Repurchase or cancellation of common stock	(5,648)				(5,648)
Stock-based compensation	64,187				64,187
Vesting of common stock issued via notes receivable from stockholders	(38,268)			(38,268)
Notes receivable from stockholders	291,878				291,878
Loan commitment asset	121,723				121,723
Net income (loss)	(301,128)					(301,128)
Other comprehensive loss— foreign currency translation adjustment, net of tax	$ 35							35
Ending balance (in shares) at Dec. 31, 2021	99,067,159		99,067,159
Ending balance at Dec. 31, 2021	$ 240,160		$ 10	(38,633)	571,501	(292,613)		(105)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433
Beginning balance at Dec. 31, 2021	$ 436,280
Ending balance (in shares) at Jun. 30, 2022	108,721,433
Ending balance at Jun. 30, 2022	$ 436,280
Beginning balance (in shares) at Dec. 31, 2021	99,067,159		99,067,159
Beginning balance at Dec. 31, 2021	$ 240,160		$ 10	(38,633)	571,501	(292,613)		(105)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			1,143,399
Issuance of common stock	9,500				9,500
Repurchase or cancellation of common stock (in shares)			(1,884,122)
Repurchase or cancellation of common stock	(1,483)				(1,483)
Stock-based compensation	22,238				22,238
Vesting of common stock issued via notes receivable from stockholders	(9,770)			(9,770)
Net income (loss)	(399,252)					(399,252)
Other comprehensive loss— foreign currency translation adjustment, net of tax	(609)							(609)
Ending balance (in shares) at Jun. 30, 2022			98,326,436
Ending balance at Jun. 30, 2022	$ (139,216)		$ 10	(48,403)	601,756	(691,865)		(714)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433
Beginning balance at Dec. 31, 2021	$ 436,280
Ending balance (in shares) at Dec. 31, 2022	108,721,433
Ending balance at Dec. 31, 2022	$ 436,280
Beginning balance (in shares) at Dec. 31, 2021	99,067,159		99,067,159
Beginning balance at Dec. 31, 2021	$ 240,160		$ 10	(38,633)	571,501	(292,613)		(105)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			1,493,076
Issuance of common stock	15,323				15,323
Repurchase or cancellation of common stock (in shares)			(2,481,879)
Repurchase or cancellation of common stock	(2,804)				(2,804)
Stock-based compensation	42,608				42,608
Vesting of common stock issued via notes receivable from stockholders	(15,267)			(15,267)
Net income (loss)	(888,802)					(888,802)
Other comprehensive loss— foreign currency translation adjustment, net of tax	$ (1,318)							(1,318)
Ending balance (in shares) at Dec. 31, 2022	98,078,356		98,078,356
Ending balance at Dec. 31, 2022	$ (610,100)		$ 10	(53,900)	626,628	(1,181,415)		(1,423)
Ending balance (in shares) at Jun. 30, 2022	108,721,433
Ending balance at Jun. 30, 2022	$ 436,280
Ending balance (in shares) at Jun. 30, 2022			98,326,436
Ending balance at Jun. 30, 2022	$ (139,216)		$ 10	(48,403)	601,756	(691,865)		(714)
Beginning balance (in shares) at Dec. 31, 2022	108,721,433
Beginning balance at Dec. 31, 2022	$ 436,280
Beginning balance (in shares) at Dec. 31, 2022	98,078,356		98,078,356
Beginning balance at Dec. 31, 2022	$ (610,100)		$ 10	(53,900)	626,628	(1,181,415)		(1,423)
Beginning balance (in shares) at Dec. 31, 2022	108,721,433
Beginning balance at Dec. 31, 2022	$ 436,280
Ending balance (in shares) at Jun. 30, 2023	108,721,433
Ending balance at Jun. 30, 2023	$ 436,280
Beginning balance (in shares) at Dec. 31, 2022	98,078,356		98,078,356
Beginning balance at Dec. 31, 2022	$ (610,100)		$ 10	(53,900)	626,628	(1,181,415)		(1,423)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			441,231
Issuance of common stock	2,206				2,206
Repurchase or cancellation of common stock (in shares)			(149,095)
Repurchase or cancellation of common stock	(8)				(8)
Stock-based compensation	13,725				13,725
Vesting of common stock issued via notes receivable from stockholders	(2,354)			(2,354)
Net income (loss)	(135,408)					(135,408)
Other comprehensive loss— foreign currency translation adjustment, net of tax	$ (309)							(309)
Ending balance (in shares) at Jun. 30, 2023	98,370,492		98,370,492
Ending balance at Jun. 30, 2023	$ (732,248)		$ 10	(56,254)	642,551	(1,316,823)		(1,732)
Ending balance (in shares) at Jun. 30, 2023	108,721,433
Ending balance at Jun. 30, 2023	$ 436,280
Ending balance (in shares) at Jun. 30, 2023	98,370,492		98,370,492
Ending balance at Jun. 30, 2023	$ (732,248)		$ 10	$ (56,254)	$ 642,551	$ (1,316,823)		$ (1,732)